Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000241780 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Lithium Miners and Producers ETF
Class Name	iShares Lithium Miners and Producers ETF
Trading Symbol	ILIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Lithium Miners and Producers ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Lithium Miners and Producers ETF	$29	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 7,222,013
Holdings Count | Holding	36
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,222,013
Number of Portfolio Holdings	36
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	43.7%
Specialty Chemicals	28.3%
Electrical Components & Equipment	11.3%
Commodity Chemicals	10.7%
Technology Hardware, Storage & Peripherals	4.0%
Automotive Parts & Equipment	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Pilbara Minerals Ltd.	8.5%
Liontown Resources Ltd.	8.4%
Mineral Resources Ltd.	7.6%
Lithium Americas Corp.	7.5%
Albemarle Corp.	7.2%
Sociedad Quimica y Minera de Chile SA	6.7%
Ganfeng Lithium Group Co. Ltd., Class A	4.8%
CosmoAM&T Co. Ltd.	4.0%
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3.8%
Tianqi Lithium Corp., Class A	3.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Pilbara Minerals Ltd.	8.5%
Liontown Resources Ltd.	8.4%
Mineral Resources Ltd.	7.6%
Lithium Americas Corp.	7.5%
Albemarle Corp.	7.2%
Sociedad Quimica y Minera de Chile SA	6.7%
Ganfeng Lithium Group Co. Ltd., Class A	4.8%
CosmoAM&T Co. Ltd.	4.0%
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3.8%
Tianqi Lithium Corp., Class A	3.7%
(a)	Excludes money market funds.

C000065073 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Infrastructure ETF
Class Name	iShares Emerging Markets Infrastructure ETF
Trading Symbol	EMIF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Emerging Markets Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Infrastructure ETF	$34	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 7,700,574
Holdings Count | Holding	31
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,700,574
Number of Portfolio Holdings	31
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	40.8%
Industrials	39.6%
Energy	19.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	34.7%
Brazil	22.3%
Mexico	20.1%
United Arab Emirates	6.4%
Thailand	6.2%
Qatar	5.6%
South Korea	4.7%
(a)	Excludes money market funds.

C000224636 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Developed Small Cap Value Factor ETF
Class Name	iShares International Developed Small Cap Value Factor ETF
Trading Symbol	ISVL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Developed Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Small Cap Value Factor ETF	$17	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%	[3]
Net Assets	$ 54,177,231
Holdings Count | Holding	494
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$54,177,231
Number of Portfolio Holdings	494
Portfolio Turnover Rate	74%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.6%
Financials	21.6%
Materials	14.6%
Real Estate	11.3%
Consumer Discretionary	9.7%
Consumer Staples	5.1%
Energy	3.9%
Information Technology	3.6%
Communication Services	2.8%
Health Care	2.6%
Utilities	2.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.8%
United Kingdom	14.9%
Canada	10.8%
Australia	9.5%
Sweden	6.9%
Switzerland	5.8%
Italy	4.8%
Germany	4.0%
Netherlands	2.4%
Spain	2.2%
Other#	15.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000240080 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Future Metaverse Tech and Communications ETF
Class Name	iShares Future Metaverse Tech and Communications ETF
Trading Symbol	IVRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Future Metaverse Tech and Communications ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Metaverse Tech and Communications ETF	$27	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.47%	[4]
Net Assets	$ 8,543,693
Holdings Count | Holding	38
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,543,693
Number of Portfolio Holdings	38
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	37.0%
Entertainment	28.4%
Interactive Media & Services	16.3%
Household Durables	9.7%
Semiconductors & Semiconductor Equipment	4.6%
Technology Hardware, Storage & Peripherals	2.7%
Electronic Equipment, Instruments & Components	1.1%
Insurance	0.2%
Leisure Products	0.0	%(b)
Ten largest holdings
Security	Percent of Total Investments(a)
Meta Platforms Inc., Class A	5.8%
Tencent Holdings Ltd.	5.3%
Electronic Arts Inc.	5.3%
Kuaishou Technology	5.2%
Ubisoft Entertainment SA	4.9%
Sony Group Corp.	4.9%
Garmin Ltd.	4.8%
ROBLOX Corp., Class A	4.8%
Cadence Design Systems Inc.	4.6%
Take-Two Interactive Software Inc.	4.6%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Meta Platforms Inc., Class A	5.8%
Tencent Holdings Ltd.	5.3%
Electronic Arts Inc.	5.3%
Kuaishou Technology	5.2%
Ubisoft Entertainment SA	4.9%
Sony Group Corp.	4.9%
Garmin Ltd.	4.8%
ROBLOX Corp., Class A	4.8%
Cadence Design Systems Inc.	4.6%
Take-Two Interactive Software Inc.	4.6%
(a)Excludes money market funds.
C000024196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Industrials ETF
Class Name	iShares Global Industrials ETF
Trading Symbol	EXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Industrials ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Industrials ETF	$21	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%	[5]
Net Assets	$ 1,047,784,085
Holdings Count | Holding	217
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,047,784,085
Number of Portfolio Holdings	217
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Capital Goods	74.2%
Transportation	13.7%
Commercial & Professional Services	12.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	54.5%
Japan	13.1%
France	7.6%
Germany	5.7%
United Kingdom	5.5%
Sweden	3.2%
Canada	2.6%
Switzerland	2.3%
Australia	0.9%
Denmark	0.8%
Other#	3.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012103 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Comm Services ETF
Class Name	iShares Global Comm Services ETF
Trading Symbol	IXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Comm Services ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Comm Services ETF	$22	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.38%	[6]
Net Assets	$ 692,555,598
Holdings Count | Holding	73
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$692,555,598
Number of Portfolio Holdings	73
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Interactive Media & Services	52.5%
Diversified Telecommunication Services	17.3%
Entertainment	16.4%
Wireless Telecommunication Services	8.1%
Media	5.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.1%
Japan	8.3%
China	7.1%
Germany	2.4%
United Kingdom	1.6%
Australia	1.2%
Canada	1.2%
France	1.0%
Netherlands	1.0%
Spain	0.8%
Other#	3.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000049095 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Asia 50 ETF
Class Name	iShares Asia 50 ETF
Trading Symbol	AIA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Asia 50 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia 50 ETF	$29	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.50%	[7]
Net Assets	$ 1,137,579,069
Holdings Count | Holding	57
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,137,579,069
Number of Portfolio Holdings	57
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	41.5%
Financials	19.3%
Consumer Discretionary	17.8%
Communication Services	17.6%
Industrials	1.7%
Health Care	1.1%
Real Estate	0.5%
Energy	0.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	44.5%
Taiwan	32.5%
South Korea	12.6%
Hong Kong	5.5%
Singapore	4.9%
(a)	Excludes money market funds.

C000241778 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Copper and Metals Mining ETF
Class Name	iShares Copper and Metals Mining ETF
Trading Symbol	ICOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Copper and Metals Mining ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Copper and Metals Mining ETF	$29	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.47%	[8]
Net Assets	$ 93,789,571
Holdings Count | Holding	51
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$93,789,571
Number of Portfolio Holdings	51
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	46.0%
Copper	36.7%
Gold	14.0%
Steel	3.0%
Precious Metals & Minerals	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Grupo Mexico SAB de CV, Series B, Class B	8.9%
Anglo American PLC	8.0%
BHP Group Ltd.	7.6%
Freeport-McMoRan Inc.	6.2%
Newmont Corp.	5.5%
Antofagasta PLC	5.1%
Teck Resources Ltd., Class B	5.1%
First Quantum Minerals Ltd.	4.8%
Evolution Mining Ltd.	4.5%
Lundin Mining Corp.	4.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Grupo Mexico SAB de CV, Series B, Class B	8.9%
Anglo American PLC	8.0%
BHP Group Ltd.	7.6%
Freeport-McMoRan Inc.	6.2%
Newmont Corp.	5.5%
Antofagasta PLC	5.1%
Teck Resources Ltd., Class B	5.1%
First Quantum Minerals Ltd.	4.8%
Evolution Mining Ltd.	4.5%
Lundin Mining Corp.	4.3%
(a)	Excludes money market funds.

C000235105 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Blockchain and Tech ETF
Class Name	iShares Blockchain and Tech ETF
Trading Symbol	IBLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Blockchain and Tech ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Blockchain and Tech ETF	$38	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.47%	[9]
Net Assets	$ 79,928,986
Holdings Count | Holding	41
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$79,928,986
Number of Portfolio Holdings	41
Portfolio Turnover Rate	65%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	70.1%
Financials	26.3%
Communication Services	3.5%
Consumer Discretionary	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Circle Internet Group Inc., Class A	11.0%
Coinbase Global Inc., Class A	10.7%
IREN Ltd.	8.9%
BitMine Immersion Technologies Inc.	6.3%
MARA Holdings Inc.	5.0%
Riot Platforms Inc.	4.9%
Galaxy Digital Inc., Class A	4.3%
Core Scientific Inc.	3.8%
International Business Machines Corp.	3.6%
Applied Digital Corp.	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Circle Internet Group Inc., Class A	11.0%
Coinbase Global Inc., Class A	10.7%
IREN Ltd.	8.9%
BitMine Immersion Technologies Inc.	6.3%
MARA Holdings Inc.	5.0%
Riot Platforms Inc.	4.9%
Galaxy Digital Inc., Class A	4.3%
Core Scientific Inc.	3.8%
International Business Machines Corp.	3.6%
Applied Digital Corp.	3.6%
(a)	Excludes money market funds.

C000012089 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Energy ETF
Class Name	iShares Global Energy ETF
Trading Symbol	IXC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Energy ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Energy ETF	$19	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[10]
Net Assets	$ 1,830,402,245
Holdings Count | Holding	54
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,830,402,245
Number of Portfolio Holdings	54
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	54.6%
Oil & Gas Exploration & Production	17.7%
Oil & Gas Storage & Transportation	14.8%
Oil & Gas Refining & Marketing	7.0%
Oil & Gas Equipment & Services	4.6%
Coal & Consumable Fuels	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.3%
Canada	14.5%
United Kingdom	10.9%
France	4.7%
Brazil	1.8%
Australia	1.6%
Italy	1.5%
Japan	1.2%
Norway	1.0%
Spain	0.8%
Other#	1.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012035 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Tech ETF
Class Name	iShares Global Tech ETF
Trading Symbol	IXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Tech ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Tech ETF	$23	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.38%	[11]
Net Assets	$ 6,284,886,927
Holdings Count | Holding	124
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,284,886,927
Number of Portfolio Holdings	124
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	42.1%
Software	32.2%
Technology Hardware, Storage & Peripherals	14.1%
IT Services	4.6%
Electronic Equipment, Instruments & Components	4.0%
Communications Equipment	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.4%
Taiwan	6.0%
Japan	2.9%
South Korea	2.5%
Netherlands	2.2%
Germany	1.7%
Canada	1.4%
China	0.6%
Sweden	0.3%
Australia	0.3%
Other#	0.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000024194 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Consumer Discretionary ETF
Class Name	iShares Global Consumer Discretionary ETF
Trading Symbol	RXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Consumer Discretionary ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Discretionary ETF	$21	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%	[12]
Net Assets	$ 280,436,715
Holdings Count | Holding	141
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$280,436,715
Number of Portfolio Holdings	141
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Discretionary Distribution & Retail	37.1%
Automobiles & Components	23.6%
Consumer Services	22.4%
Consumer Durables & Apparel	16.8%
Insurance	0.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.7%
Japan	12.6%
China	8.5%
France	4.8%
Germany	2.7%
United Kingdom	2.4%
Switzerland	1.7%
Australia	1.6%
Spain	1.5%
Netherlands	1.5%
Other#	4.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012100 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Financials ETF
Class Name	iShares Global Financials ETF
Trading Symbol	IXG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Financials ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Financials ETF	$21	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[13]
Net Assets	$ 606,240,967
Holdings Count | Holding	219
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$606,240,967
Number of Portfolio Holdings	219
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	42.6%
Capital Markets	19.6%
Financial Services	17.8%
Insurance	17.5%
Consumer Finance	2.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	55.4%
Canada	6.5%
United Kingdom	5.3%
Japan	5.2%
Australia	3.9%
Germany	3.0%
Switzerland	2.6%
Italy	2.4%
Spain	2.4%
China	2.2%
Other#	11.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012056 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global 100 ETF
Class Name	iShares Global 100 ETF
Trading Symbol	IOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global 100 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global 100 ETF	$23	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.40%	[14]
Net Assets	$ 7,335,767,681
Holdings Count | Holding	106
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,335,767,681
Number of Portfolio Holdings	106
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	46.3%
Financials	10.4%
Communication Services	9.2%
Consumer Discretionary	9.1%
Health Care	8.2%
Consumer Staples	6.3%
Industrials	4.7%
Energy	3.5%
Materials	1.6%
Utilities	0.4%
Real Estate	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	80.8%
United Kingdom	3.9%
Germany	3.1%
Switzerland	2.9%
France	2.3%
Japan	2.1%
China	1.5%
Netherlands	1.3%
South Korea	0.9%
Spain	0.8%
Australia	0.4%
(a)	Excludes money market funds.

C000065076 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Timber & Forestry ETF
Class Name	iShares Global Timber & Forestry ETF
Trading Symbol	WOOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Timber & Forestry ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Timber & Forestry ETF	$19	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[15]
Net Assets	$ 243,237,604
Holdings Count | Holding	27
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$243,237,604
Number of Portfolio Holdings	27
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Paper Products	47.0%
Paper & Plastic Packaging Products & Materials	19.8%
Timber REITs	19.8%
Forest Products	9.4%
Homebuilding	4.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	35.0%
Brazil	10.9%
Sweden	10.7%
Japan	10.4%
Finland	9.9%
China	6.0%
United Kingdom	4.4%
Canada	4.0%
Thailand	4.0%
Chile	2.4%
South Africa	2.3%
(a)	Excludes money market funds.

C000024198 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Materials ETF
Class Name	iShares Global Materials ETF
Trading Symbol	MXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Materials ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Materials ETF	$20	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[16]
Net Assets	$ 231,287,719
Holdings Count | Holding	92
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$231,287,719
Number of Portfolio Holdings	92
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Chemicals	44.2%
Metals & Mining	42.5%
Construction Materials	6.9%
Containers & Packaging	4.9%
Paper & Forest Products	1.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	40.2%
Canada	13.4%
Australia	10.1%
United Kingdom	7.5%
Japan	6.2%
France	5.6%
Switzerland	4.6%
Germany	3.8%
Brazil	1.7%
Mexico	1.6%
Other#	5.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000024195 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Consumer Staples ETF
Class Name	iShares Global Consumer Staples ETF
Trading Symbol	KXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Consumer Staples ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Staples ETF	$19	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[17]
Net Assets	$ 858,430,086
Holdings Count | Holding	99
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$858,430,086
Number of Portfolio Holdings	99
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Staples Merchandise Retail	23.6%
Packaged Foods & Meats	16.3%
Tobacco	12.0%
Soft Drinks & Non-alcoholic Beverages	12.0%
Household Products	10.7%
Personal Care Products	8.8%
Food Retail	8.1%
Brewers	3.9%
Distillers & Vintners	2.5%
Agricultural Products & Services	1.1%
Food Distributors	1.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.8%
United Kingdom	12.2%
Japan	5.7%
Switzerland	5.5%
France	4.8%
Canada	2.4%
Netherlands	1.7%
Belgium	1.6%
Australia	1.1%
Mexico	1.1%
Other#	3.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012102 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Healthcare ETF
Class Name	iShares Global Healthcare ETF
Trading Symbol	IXJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Healthcare ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Healthcare ETF	$19	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[18]
Net Assets	$ 3,870,558,440
Holdings Count | Holding	117
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,870,558,440
Number of Portfolio Holdings	117
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Pharmaceuticals	42.3%
Health Care Equipment & Supplies	20.8%
Biotechnology	15.1%
Health Care Providers & Services	14.0%
Life Sciences Tools & Services	7.6%
Health Care Technology	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.4%
Switzerland	9.0%
United Kingdom	5.3%
Japan	4.1%
Denmark	3.0%
France	2.9%
Germany	1.6%
Australia	1.5%
Belgium	1.1%
China	0.3%
Other#	0.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000012067 [Member]
Shareholder Report [Line Items]
Fund Name	iShares JPX-Nikkei 400 ETF
Class Name	iShares JPX-Nikkei 400 ETF
Trading Symbol	JPXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares JPX-Nikkei 400 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares JPX-Nikkei 400 ETF	$26	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[19]
Net Assets	$ 102,955,564
Holdings Count | Holding	392
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$102,955,564
Number of Portfolio Holdings	392
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.9%
Consumer Discretionary	15.1%
Information Technology	14.3%
Financials	13.2%
Communication Services	9.0%
Health Care	6.2%
Consumer Staples	5.6%
Materials	5.0%
Real Estate	2.9%
Utilities	1.5%
Energy	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
SoftBank Group Corp.	2.5%
Mizuho Financial Group Inc.	1.7%
Mitsui & Co. Ltd.	1.7%
Mitsubishi Corp.	1.7%
Mitsubishi UFJ Financial Group Inc.	1.7%
Sumitomo Mitsui Financial Group Inc.	1.6%
Sony Group Corp.	1.6%
Toyota Motor Corp.	1.6%
ITOCHU Corp.	1.5%
Advantest Corp.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
SoftBank Group Corp.	2.5%
Mizuho Financial Group Inc.	1.7%
Mitsui & Co. Ltd.	1.7%
Mitsubishi Corp.	1.7%
Mitsubishi UFJ Financial Group Inc.	1.7%
Sumitomo Mitsui Financial Group Inc.	1.6%
Sony Group Corp.	1.6%
Toyota Motor Corp.	1.6%
ITOCHU Corp.	1.5%
Advantest Corp.	1.5%
(a)	Excludes money market funds.

C000053784 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Infrastructure ETF
Class Name	iShares Global Infrastructure ETF
Trading Symbol	IGF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Infrastructure ETF	$20	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[20]
Net Assets	$ 8,354,092,963
Holdings Count | Holding	80
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,354,092,963
Number of Portfolio Holdings	80
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Transportation Infrastructure	39.0%
Electric Utilities	26.8%
Oil, Gas & Consumable Fuels	20.3%
Multi-Utilities	11.2%
Independent Power and Renewable Electricity Producers	2.1%
Water Utilities	0.4%
Gas Utilities	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	40.7%
Australia	8.6%
Spain	8.5%
Canada	8.4%
Mexico	7.1%
France	5.8%
China	4.5%
New Zealand	2.9%
Italy	2.7%
Switzerland	2.3%
Other#	8.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000238488 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Environmental Infrastructure and Industrials ETF
Class Name	iShares Environmental Infrastructure and Industrials ETF
Trading Symbol	EFRA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Environmental Infrastructure and Industrials ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmental Infrastructure and Industrials ETF	$25	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[21]
Net Assets	$ 5,496,061
Holdings Count | Holding	71
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,496,061
Number of Portfolio Holdings	71
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	53.5%
Utilities	32.4%
Materials	9.0%
Information Technology	5.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Westinghouse Air Brake Technologies Corp.	6.3%
Xylem Inc./New York	6.2%
American Water Works Co. Inc.	6.0%
Veolia Environnement SA	6.0%
Pentair PLC	5.9%
Smurfit WestRock PLC	5.7%
Stantec Inc.	4.0%
Clean Harbors Inc.	3.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.7%
Essential Utilities Inc.	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Westinghouse Air Brake Technologies Corp.	6.3%
Xylem Inc./New York	6.2%
American Water Works Co. Inc.	6.0%
Veolia Environnement SA	6.0%
Pentair PLC	5.9%
Smurfit WestRock PLC	5.7%
Stantec Inc.	4.0%
Clean Harbors Inc.	3.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.7%
Essential Utilities Inc.	3.6%
(a)	Excludes money market funds.

C000168437 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Dividend Growth ETF
Class Name	iShares International Dividend Growth ETF
Trading Symbol	IGRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Dividend Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Growth ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[22]
Net Assets	$ 1,187,837,054
Holdings Count | Holding	420
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,187,837,054
Number of Portfolio Holdings	420
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.4%
Industrials	15.1%
Health Care	15.0%
Utilities	12.7%
Consumer Staples	8.2%
Information Technology	8.1%
Materials	5.8%
Energy	3.9%
Consumer Discretionary	3.2%
Communication Services	1.7%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	20.5%
Japan	19.8%
Switzerland	11.5%
United Kingdom	8.3%
France	6.5%
Germany	4.5%
Italy	4.3%
China	3.4%
India	3.1%
Denmark	3.0%
Other#	15.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000024197 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Utilities ETF
Class Name	iShares Global Utilities ETF
Trading Symbol	JXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Utilities ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Utilities ETF	$21	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[23]
Net Assets	$ 221,210,250
Holdings Count | Holding	72
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$221,210,250
Number of Portfolio Holdings	72
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	60.6%
Multi-Utilities	27.5%
Independent Power and Renewable Electricity Producers	5.1%
Gas Utilities	3.9%
Water Utilities	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	65.3%
Spain	6.9%
United Kingdom	6.4%
Italy	5.0%
Germany	3.6%
Canada	3.5%
France	3.0%
Japan	2.4%
Australia	1.1%
Brazil	1.0%
Other#	1.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

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